Subsequent events (Narrative) (Details)						12 Months Ended
	Dec. 12, 2019 $ / shares	Aug. 14, 2019 $ / shares	Apr. 12, 2019 $ / shares	Mar. 26, 2019 installment $ / shares	Mar. 20, 2018 installment	Dec. 31, 2018 $ / shares
Subsequent Event [Line Items]
Dividends to Arcos Dorados Holdings Inc.'s shareholders, per share (in dollars per share)						$ 0.10
Class A
Subsequent Event [Line Items]
Common stock, dividends, number of payment installments | installment					2
Class A | Subsequent Event
Subsequent Event [Line Items]
Common stock, dividends per share, declared (in dollars per share)				$ 0.11
Common stock, dividends, number of payment installments | installment				3
Dividends to Arcos Dorados Holdings Inc.'s shareholders, per share (in dollars per share)	$ 0.03	$ 0.03	$ 0.05
Class B
Subsequent Event [Line Items]
Common stock, dividends, number of payment installments | installment					2
Class B | Subsequent Event
Subsequent Event [Line Items]
Common stock, dividends per share, declared (in dollars per share)				$ 0.11
Common stock, dividends, number of payment installments | installment				3
Dividends to Arcos Dorados Holdings Inc.'s shareholders, per share (in dollars per share)	$ 0.03	$ 0.03	$ 0.05